Royce CRK Prospectus | Royce Opportunity Fund
Royce Opportunity Fund
Investment Goal
Royce Opportunity Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce CRK Prospectus Royce Opportunity Fund	Consultant Class	R Class	K Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge on purchases held for less than 365 days	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce CRK Prospectus Royce Opportunity Fund		Consultant Class	R Class	K Class
Management fees		0.99%	0.99%	0.99%
Distribution (12b-1) fees		1.00%	0.50%	0.25%
Other expenses		0.32%	0.33%	0.22%
Acquired fund fees and expenses		0.01%	0.01%	0.01%
Total annual Fund operating expenses	[1]	2.32%	1.83%	1.47%
[1]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because the highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce CRK Prospectus Royce Opportunity Fund (USD $)	Consultant Class	R Class	K Class
1 Year	235	186	150
3 Years	724	576	465
5 Years	1,240	990	803
10 Years	2,656	2,148	1,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap companies with stock market capitalizations up to $2.5 billion in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities.
    Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund normally focuses on the securities of companies with stock market capitalizations up to $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets (measured at the time of investment) in securities of companies headquartered in foreign countries.
    Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
    The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    The Fund’s opportunistic value approach may not be successful and could result in portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R, and K Classes have higher expenses than the Investment Class. If Consultant, R, or K Class’s expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 36.38% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -36.51% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/13)

    The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns Royce CRK Prospectus Royce Opportunity Fund	1 Year	5 Years	10 Years
Consultant Class	41.93%	25.62%	8.90%
R Class	42.56%	26.30%	9.39%
K Class	43.07%	26.65%	9.72%
After Taxes on Distributions Consultant Class	38.43%	24.68%	7.65%
After Taxes on Distributions and Sale of Fund Shares Consultant Class	26.35%	21.24%	7.23%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82%	20.08%	9.07%